This is filed pursuant to Rule 497(e).


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[A/B]
LOGO

AB BOND FUNDS ("Bond Funds")                AB MULTI-MANAGER SELECT RETIREMENT
- AB Credit Long/Short Portfolio              FUNDS ("Select Retirement Funds")
- AB Global Bond Fund                       - AB Multi-Manager Select Retirement
- AB High Income Fund                         Allocation Fund
- AB High Yield Portfolio                   - AB Multi-Manager Select 2010 Fund
- AB Income Fund                            - AB Multi-Manager Select 2015 Fund
- AB Intermediate Bond Portfolio            - AB Multi-Manager Select 2020 Fund
- AB Limited Duration High Income           - AB Multi-Manager Select 2025 Fund
  Portfolio                                 - AB Multi-Manager Select 2030 Fund
- AB Tax-Aware Fixed Income Portfolio       - AB Multi-Manager Select 2035 Fund
- AB Unconstrained Bond Fund                - AB Multi-Manager Select 2040 Fund
                                            - AB Multi-Manager Select 2045 Fund
AB CONCENTRATED INTERNATIONAL GROWTH        - AB Multi-Manager Select 2050 Fund
PORTFOLIO ("Concentrated International")    - AB Multi-Manager Select 2055 Fund

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO   AB MUNICIPAL INCOME PORTFOLIOS
("EMMA")                                    ("Municipal Portfolios")
                                            - AB National Portfolio
AB EQUITY FUNDS ("Equity Funds")            - AB High Income Municipal Portfolio
- AB Growth Fund                            - AB Arizona Portfolio
- AB Large Cap Growth Fund                  - AB California Portfolio
- AB Concentrated Growth Fund               - AB Massachusetts Portfolio
- AB Discovery Growth Fund                  - AB Minnesota Portfolio
- AB Small Cap Growth Portfolio             - AB New Jersey Portfolio
- AB Global Core Equity Portfolio           - AB New York Portfolio
- AB Sustainable Global Thematic Fund       - AB Ohio Portfolio
- AB International Growth Fund              - AB Pennsylvania Portfolio
- AB International Strategic Core           - AB Virginia Portfolio
  Portfolio
- AB Select US Equity Portfolio             AB WEALTH STRATEGIES ("Wealth
- AB Select US Long/Short Portfolio           Strategies")
                                            - AB Wealth Appreciation Strategy
AB GOVERNMENT EXCHANGE RESERVES             - AB Balanced Wealth Strategy
("Government Exchange Reserves")            - AB Conservative Wealth Strategy
                                            - AB Tax-Managed Wealth Appreciation
AB INFLATION STRATEGIES ("Inflation           Strategy
  Strategies")                              - AB Tax-Managed Balanced Wealth
- AB Bond Inflation Strategy                  Strategy
- AB Municipal Bond Inflation Strategy
- AB All Market Real Return Portfolio       SANFORD C. BERNSTEIN FUND, INC.
                                            ("Bernstein Funds")
AB MULTI-MANAGER FUNDS ("Multi-Manager      - AB International Portfolio
  Funds")                                   - AB Intermediate California
- AB Multi-Manager Alternative Strategies     Municipal Portfolio
  Fund                                      - AB Intermediate Diversified
- AB Long/Short Multi-Manager Fund            Municipal Portfolio
                                            - AB Intermediate New York Municipal
                                              Portfolio
                                            - AB Short Duration Portfolio
                                            - AB Tax-Managed International
                                              Portfolio

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Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".

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Supplement dated April 10, 2017 to the following Summary Prospectuses:

Prospectus                                 Date
----------                                 ----
Bernstein Funds                        January 27, 2017
Bond Funds                             January 30, 2017
Concentrated International             February 13, 2017
EMMA                                   July 29, 2016
Equity Funds                           November 1, 2016
Government Exchange Reserves           July 11, 2016
Inflation Strategies                   January 31, 2017
Multi-Manager Funds                    September 30, 2016
Municipal Portfolios                   September 30, 2016
Wealth Strategies                      December 30, 2016
Select Retirement Funds                November 30, 2016

                                   * * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

                                   * * * * *

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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by permission of the owner, AB L.P.